Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Percentage of LIFO inventory	28.00%	30.00%
Inventories stated on LIFO basis	$ 121.9	$ 126.6
Excess of replacement costs over stated LIFO value	$ 41.7	$ 51.4